Stock-Based Compensation	12 Months Ended
Mar. 31, 2012
Stock-Based Compensation

(16) Stock-Based Compensation

Advantest has stock-based compensation plans using stock options as incentive plans for directors, executive officers, corporate auditors and selected employees. Stock options have been issued to directors, executive officers, corporate auditors and certain employees of the Company and its subsidiaries under stock option plans approved by the Board of Directors. Options were generally granted with an exercise prices of per share that were equal to the higher of (1) 1.05 times the average price of the Company’s common shares of the preceding month on the date of grant and (2) the closing price of the Company’s common shares traded on the Tokyo Stock Exchange on the date of grant. The options have an exercise period of 4 years.

In connection with the acquisition of Verigy, the Company assumed the stock options previously granted to Verigy directors and employees. Therefore, replacement options were granted for all 89 types of stock options arrangements previously granted to the directors and employees of Verigy and its subsidiaries under a stock option plan approved by the Board of Directors of Advantest. The terms and conditions of the granted options are substantially the same as those for the Verigy stock options. The number of granted shares totaled 2,387,046. Options were granted with exercise prices from ¥620 to ¥2,748 per share. All options are exercisable from July 20, 2011. The options have expiration dates from July 29, 2011 to January 31, 2018.

The exercise price of the stock options is subject to adjustment, if there is a stock split or consolidation of shares, or if new shares are issued or treasury stocks are sold at a price that is less than the market price.

Stock option activity during the years ended March 31, 2010, 2011 and 2012 was as follows:

	2010		2011		2012
	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price
Outstanding at beginning of year	3,938,980	¥4,804	3,060,000	¥4,647	1,948,000	¥3,392
Granted	350,000	1,872	308,000	2,089	4,033,046	1,399
Expired	(1,117,980)	4,309	(1,262,000)	5,881	(595,840)	5,302
Forfeited	(111,000)	4,854	(158,000)	5,287	(497,000)	2,396

Outstanding at end of year	3,060,000	4,647	1,948,000	3,392	4,888,206	1,616

Exercisable at end of year	2,722,000	¥4,995	1,640,000	¥3,636	3,585,206	¥1,648

Stock based compensation expense recognized was ¥143 million, ¥165 million and ¥583 million, which was included in selling, general and administrative expenses for the years ended March 31, 2010, 2011 and 2012, respectively. The recognized tax benefits were ¥53 million, ¥61 million and ¥153 million for the years ended March 31, 2010, 2011 and 2012, respectively. In addition, the stock options, granted during the fiscal years ended March 31, 2007 and 2008 subsequent to a change in Japanese tax law effective April 1, 2006, expired unused during the fiscal year ended March 31, 2011 and 2012, and the related deferred tax assets of ¥610 and ¥328 million were reversed, respectively. As of March 31, 2010, 2011 and 2012, a valuation allowance was recorded against substantially all related deferred tax assets.

The weighted average fair value per share for stock options that were granted during the years ended March 31, 2010, 2011 and 2012 were ¥409, ¥535 and ¥448, respectively. These figures were calculated based on the Black Scholes option pricing model by using the following weighted average estimates:

	2010	2011	2012
Expected dividend yield	2.6%	1.6%	0.4%
Risk free interest rate	0.5%	0.2%	0.5%
Volatility	45.3%	45.4%	49.3%
Expected life	3.8 years	3.9 years	3.1 years

No stock options were exercised during the years ended March 31, 2010, 2011 and 2012. The total fair value of shares vested during the years ended March 31, 2010, 2011 and 2012 was ¥ 251 million, ¥ 141 million and ¥ 1,244 million, respectively. No intrinsic value of options exercised was recognized for the years ended March 31, 2010, 2011 and 2012.

At March 31, 2012, all of the outstanding stock options were as follows:

	Outstanding			Exercisable
Exercise price	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Number of options	Weighted average exercise price	Weighted average remaining contractual life
¥620 - ¥1,529	3,255,144	1,298	4.0 years	1,952,144	1,144	3.9 years
¥1,531 - ¥2,748	1,633,062	2,250	1.9 years	1,633,062	2,250	1.9 years

	4,888,206	1,616	3.3 years	3,585,206	1,648	3.0 years

The aggregate intrinsic value for the options outstanding and exercisable at March 31, 2012 was ¥ 455 million.